SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
18.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Non-cash transactions during the years ended December 31, 2023 and 2022 that were not presented elsewhere in the consolidated financial statements are as follows:

	2023	2022
Capital asset additions in accounts payable and accrued liabilities	$750	$205
Leasehold improvement allowance in receivables	$905	$—
Share issue costs in accounts payable and accrued liabilities	$85	$99
Transaction costs on issuance of convertible debenture in accounts payable and accrued liabilities	$51	$—
Additions to exploration and evaluation assets in accounts payable and accrued liabilities	$1,112	$—
Deposits reclassified to capital assets	$151	$—
Transaction costs on sale of NSR royalty in accounts payable and accrued liabilities	$90	$—
Settlement of accrued directors fees through issuance of RSUs	$450	$735

During the years ended December 31, 2023 and 2022, the Company did not make any payments towards interest or income taxes.